Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2016
Entity Registrant Name	dei_EntityRegistrantName	PRINCIPAL VARIABLE CONTRACTS FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000012601
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 16, 2017
Document Effective Date	dei_DocumentEffectiveDate	Jun. 16, 2017
Prospectus Date	rr_ProspectusDate	Jun. 16, 2017
Supplement [Text Block]	ck0000898745_SupplementTextBlock
Principal Variable Contracts Funds, Inc.

Supplement dated June 16, 2017
to the Statutory Prospectus dated May 1, 2017, as revised on May 2, 2017

(Not all Accounts are offered in all variable annuity and variable life contracts.)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

PFI Prospectus [Member] | Diversified International Account
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	DIVERSIFIED INTERNATIONAL ACCOUNT
Strategy [Heading]	rr_StrategyHeading	In the Principal Investment Strategies section, delete the second sentence and replace it with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Account has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Account typically invests in foreign securities of at least 20 countries.